Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurements
Summary of liabilities measured at fair value on recurring basis

	As of December 31, 2019
	Level 1	Level 2	Total

Assets
Short-term investments (i)	372,767	2,959,564	3,332,331
Equity investment with readily determinable fair values (ii)	115,926	—	115,926
Derivative – forward exchange contracts	—	6,340	6,340
	488,693	2,965,904	3,454,597

Liabilities
Derivatives – forward exchange contracts	—	(11,495)	(11,495)

	As of December 31, 2020
	Level 1	Level 2	Total

Assets
Short-term investments (i)	810,237	2,381,101	3,191,338
Equity investment with readily determinable fair values (ii)	1,206,899	—	1,206,899
Derivative - forward exchange contracts	—	354	354
	2,017,136	2,381,455	4,398,591
Liabilities
Derivatives - forward exchange contracts	—	(44,301)	(44,301)
(i)	Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
(ii)	Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Schedule of changes in level 3 instruments

The following table presents the changes in Level 3 assets for the years ended December 31, 2020:

Available-for-sale
debt investment —
Convertible bond
RMB

Balance as of January 1, 2020	—
Acquisition	6,525
Balance as of December 31, 2020	6,525